EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Schedule of Components of Net Pension and Post-retirement Expense

The following tables provide the components of net pension and post-retirement expense (in millions):

	40 weeks ended
	Pension		Other post-retirement benefits
	December 2, 2017	December 3, 2016	December 2, 2017	December 3, 2016
Estimated return on plan assets	$(92.0)	$(92.1)	$—	$—
Service cost	38.3	37.7	0.8	0.2
Interest cost	67.9	64.3	0.7	0.6
Amortization of prior service cost	0.1	—	2.8	1.7
Amortization of unrecognized loss	0.3	—	—	—
Collington acquisition	—	78.9	—	—

Net expense	$14.6	$88.8	$4.3	$2.5

Reconciliation of Change in Projected Benefit Obligation, Plan Assets and Fund Status

The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year period ended February 25, 2017 and a statement of funded status as of February 25, 2017 and February 27, 2016 (in millions):

	Pension		Other Post-Retirement Benefits
	February 25, 2017	February 27, 2016	February 25, 2017	February 27, 2016
Change in projected benefit obligation:
Beginning balance	$2,431.8	$2,724.8	$16.7	$19.0
Collington acquisition	222.3	—	15.5	—
Service cost	49.3	56.7	0.2	—
Interest cost	87.6	104.0	0.9	0.6
Actuarial loss (gain)	22.1	(173.3)	—	(1.3)
Plan participant contributions	—	—	0.7	0.9
Benefit payments	(200.1)	(280.4)	(2.8)	(2.5)

Ending balance	$2,613.0	$2,431.8	$31.2	$16.7

Change in fair value of plan assets:
Beginning balance	$1,717.5	$2,144.1	$—	$—
Collington acquisition	143.4	—		—
Actual return on plan assets	264.6	(152.0)	—	—
Employer contributions	9.4	5.8	2.1	1.6
Plan participant contributions	—	—	0.7	0.9
Benefit payments	(200.1)	(280.4)	(2.8)	(2.5)

Ending balance	$1,934.8	$1,717.5	$—	$—

Components of net amount recognized in financial position:
Other current liabilities	$(6.0)	$(5.7)	$(1.8)	$(1.8)
Other long-term liabilities	(672.2)	(708.6)	(29.4)	(14.9)

Funded status	$(678.2)	$(714.3)	$(31.2)	$(16.7)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in Accumulated other comprehensive income (loss) consisted of the following (in millions):

	Pension		Other Post-Retirement Benefits
	Fiscal 2016	Fiscal 2015	Fiscal 2016	Fiscal 2015
Net actuarial gain	$(142.8)	$(24.6)	$(1.6)	$(1.6)
Prior service cost	0.4	0.3	13.0	—

	$(142.4)	$(24.3)	$11.4	$(1.6)

Accumulated Benefit Obligation and Projected Benefit Obligation in Excess of Plan Assets

Information for the Company’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of February 25, 2017 and February 27, 2016, is shown below (in millions):

	February 25, 2017	February 27, 2016
Projected benefit obligation	$2,613.0	$2,431.8
Accumulated benefit obligation	2,572.0	2,368.9
Fair value of plan assets	1,934.8	1,717.5

Components of net expense for the retirement plans and other changes in plan assets

The following table provides the components of net expense for the retirement plans and other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) (in millions):

	Pension		Other Post-Retirement Benefits
	Fiscal 2016	Fiscal 2015	Fiscal 2016	Fiscal 2015
Components of net expense:
Estimated return on plan assets	$(123.9)	$(143.2)	$—	$—
Service cost	49.3	56.7	0.2	—
Interest cost	87.6	104.0	0.9	0.6
Amortization of prior service cost	—	—	2.5	—
Amortization of net actuarial gain	—	0.1	—	—
Collington acquisition	78.9	—	—	—
Settlement gain	—	(4.1)	—	—

Net expense	91.9	13.5	3.6	0.6
Changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial (gain) loss	(118.5)	121.5	—	(1.3)
Recognition of net actuarial gain	—	4.0	—	—
Prior service cost	0.2	0.3	15.5	—
Recognition of prior service cost	—	—	(2.5)	—

Total recognized in Other comprehensive income (loss)	(118.3)	125.8	13.0	(1.3)

Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$(26.4)	$139.3	$16.6	$(0.7)

Assumptions Used

Assumptions

The weighted average actuarial assumptions used to determine year-end projected benefit obligations for pension plans were as follows:

	February 25, 2017	February 27, 2016
Discount rate	4.21%	4.25%
Rate of compensation increase	2.88%	3.31%

The weighted average actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	February 25, 2017	February 27, 2016
Discount rate	4.25%	3.92%
Expected return on plan assets:	6.96%	6.96%

Summary of Actual and target allocations

The following table summarizes actual allocations for the Safeway Plan which had $1.7 billion in plan assets as of February 25, 2017:

		Plan Assets
Asset category	Target	February 25, 2017	February 27, 2016
Equity	65%	63.1%	60.5%
Fixed income	35%	36.2%	39.4%
Cash and other	—	0.7%	0.1%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the Shaw’s Plan which had approximately $227 million in plan assets as of February 25, 2017:

		Plan Assets
Asset category	Target	February 25, 2017	February 27, 2016
Equity	65%	66.7%	62.9%
Fixed income	35%	33.3%	37.1%
Cash and other	—	—%	—%

Total	100%	100.0%	100.0%

The target market value of equity securities for the United Plan is 50% of plan assets. If the equity percentage exceeds 60% or drops below 40%, the asset allocation is adjusted to target. The following table summarizes the actual allocations for the United Plan which had approximately $50 million in plan assets as of February 25, 2017:

		Plan Assets
Asset category	Target	February 25, 2017	February 27, 2016
Equity	50%	51.0%	56.1%
Fixed income	50%	31.0%	34.5%
Cash and other	—	18.0%	9.4%

Total	100%	100.0%	100.0%

Fair value of the Company's Pension Plan assets

The fair value of the Company’s pension plan assets as of February 25, 2017, excluding pending transactions of $75.1 million payable to intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$13.4	$11.4	$2.0	$—	$—
Short-term investment collective trust(2)	43.7	—	43.7	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	307.1	307.1	—	—	—
International common stock	66.2	66.2	—	—	—
Collective trust funds(2)	757.3	—	—	—	757.3
Corporate bonds(4)	146.3	—	146.3	—	—
Mortgage- and other asset-backed securities(5)	60.4	—	60.4	—	—
Mutual funds(6)	184.9	166.4	18.5	—	—
U.S. government securities(7)	363.2	—	363.2	—	—
Other securities(8)	67.4	0.1	33.4	—	33.9

Total	$2,009.9	$551.2	$667.5	$—	$791.2

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.
(6)	These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model that maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column. Non-exchange-traded derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

The fair value of the Company’s pension plan assets as of February 27, 2016, excluding pending transactions of $56.2 million payable to intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$16.2	$13.2	$3.0	$—	$—
Short-term investment collective trust(2)	24.8	—	24.8	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	274.8	274.8	—	—	—
International common stock	55.4	55.4	—	—	—
Collective trust funds(2)	658.3	—	—	—	658.3
Corporate bonds(4)	146.7	—	146.7	—	—
Mortgage- and other asset-backed securities(5)	57.5	—	57.5	—	—
Mutual funds(6)	141.3	125.5	15.8	—	—
U.S. government securities(7)	344.1	—	344.1	—	—
Other securities(8)	54.6	—	35.7	—	18.9

Total	$1,773.7	$468.9	$627.6	$—	$677.2

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.
(6)	These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model that maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities are exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives; assets and liabilities. Funds meeting the practical expedient related to the adoption of ASU 2015-07 are included in the Assets Measured at NAV column. Non-exchange-traded derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension Benefits	Other Benefits
2017	$149.8	$1.8
2018	164.4	1.8
2019	165.7	1.7
2020	167.7	1.6
2021	168.7	1.5
2022 – 2026	840.9	5.9

Iinformation about the Company's Multiemployer Plans

The following tables contain information about the Company’s multiemployer plans:

	EIN - PN	Pension Protection Act zone status(1)		Company’s 5% of total plan contributions		FIP/RP status pending/implemented
Pension fund		2016	2015	2015	2014
UFCW-Northern California Employers Joint Pension Trust Fund	946313554-001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047-001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan(2)	951939092-001	Red	Red	Yes	Yes	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473-001	Red	Red	Yes	No	Implemented
Sound Retirement Trust (formerly Retail Clerks Pension Trust)(3)	916069306-001	Red	Red	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572-001	Red	Red	Yes	Yes	Implemented
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	236396097-001	Red	Red	Yes	Yes	Implemented
Southern California United Food & Commercial Workers Unions and Drug Employers Pension Fund	516029925-001	Red	Red	Yes	No	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986-001	Green	Green	Yes	Yes	No
UFCW Local 152 Retail Meat Pension Fund(4)	236209656-001	Red	Red	Yes	Yes	Implemented
Desert States Employers & UFCW Unions Pension Plan	846277982-001	Green	Green	Yes	Yes	No
UFCW International Union - Industry Pension Fund(4)	516055922-001	Green	Green	No	No	No
Mid Atlantic Pension Fund	461000515-001	Green	Green	Yes	Yes	No
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512-001	Red	Red	Yes	Yes	Implemented
Oregon Retail Employees Pension Trust	936074377-001	Green	Green	Yes	Yes	No

	Contributions of Company (in millions)			Surcharge imposed(5)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)(6)
Pension fund	2016	2015	2014				Count	Expiration
UFCW-Northern California Employers Joint Pension Trust Fund	$98.9	$90.2	$7.2	No	8/29/2015 to 8/3/2019	42	34	10/13/2018
Western Conference of Teamsters Pension Plan	$59.1	$57.0	$14.0	No	9/20/2014 to 7/28/2023	55	17	9/20/2020
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan	$52.4	$84.3	$35.3	No	5/8/2016 to 3/3/2019	17	12	3/3/2019
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	$33.8	$19.7	$3.6	No	02/25/2017 to 10/26/2019	18	14	10/26/2019
Sound Retirement Trust (formerly Retail Clerks Pension Trust)	$33.1	$22.3	$6.3	No	6/7/2014 to 3/18/2020	78	10	5/4/2019
Bakery and Confectionery Union and Industry International Pension Fund	$17.1	$15.7	$1.9	No	9/3/2011 to 5/14/2019	68	27	9/3/2017
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	$16.7	$14.8	$14.5	No	2/2/2016 to 1/31/2018	4	1	1/31/2018
Southern California United Food & Commercial Workers Unions and Drug Employers Pension Fund	$12.7	$1.1	$—	No	3/3/2019 to 3/3/2019	22	22	3/3/2019
Rocky Mountain UFCW Unions & Employers Pension Plan	$11.0	$10.6	$2.1	No	9/12/2015 to 11/23/2019	57	17	2/23/2019
UFCW Local 152 Retail Meat Pension Fund(6)	$10.8	$9.1	$7.8	No	5/3/2016 to 5/4/2016	2	1	5/4/2016
Desert States Employers & UFCW Unions Pension Plan	$9.1	$9.1	$1.1	No	6/19/2018 to 10/24/2020	16	11	10/24/2020
UFCW International Union—Industry Pension Fund	$8.6	$7.8	$5.0	No	9/5/2015 to 10/24/2020	20	14	6/9/2018
Mid Atlantic Pension Fund	$6.9	$6.6	$—	No	2/25/2017 to 10/26/2019	7	5	10/26/2019
Retail Food Employers and UFCW Local 711 Pension Trust Fund	$5.4	$5.8	$4.1	No	4/9/2017 to 3/3/2019	7	2	3/3/2019
Oregon Retail Employees Pension Trust	$2.3	$5.5	$1.3	No	6/21/2017 to 12/6/2019	46	13	11/13/2018
Other funds	$21.2	$20.2	$9.2

Total Company contributions to U.S. multiemployer pension plans	$399.1	$379.8	$113.4

(1)	PPA established three categories (or “zones”) of plans: (1) “Green Zone” for healthy; (2) “Yellow Zone” for endangered; and (3) “Red Zone” for critical. These categories are based upon the funding ratio of the plan assets to plan liabilities. In general, Green Zone plans have a funding ratio greater than 80%, Yellow Zone plans have a funding ratio between 65—79%, and Red Zone plans have a funding ratio less than 65%.
(2)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at March 31, 2016 and March 31, 2015.
(3)

Sound Retirement Trust information includes former Washington Meat Industry Pension Trust due to merger into Sound Retirement Trust, effective June 30, 2014. The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at September 30, 2015 and September 30, 2014.

(4)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at June 30, 2015 and June 30, 2014.
(5)	Under the PPA, a surcharge may be imposed when employers make contributions under a collective bargaining agreement that is not in compliance with a rehabilitation plan. As of February 25, 2017, the collective bargaining agreements under which the Company was making contributions were in compliance with rehabilitation plans adopted by the applicable pension fund.
(6)	These columns represent the number of most significant collective bargaining agreements aggregated by common expiration dates for each of the Company’s pension funds listed above.